Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21 –CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

E-Home Household Service Holdings Limited

Consolidated Balance Sheets

As of June 30, 2021 and 2020

	As of June 30,
	2021	2020
ASSETS
Cash and cash equivalents	$4,844,328	$-
Prepayments, deposits and other current assets	6,510,000	-
Investment in subsidiaries and VIEs	52,957,959	32,762,819
Total assets	$64,312,287	$32,762,819

LIABILITIES AND SHAREHOLDERS’ EQUITY

Total liabilities	$-	$-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 33,581,556 and 28,000,000 shares issued and outstanding, respectively	3,359	2,800
Additional paid-in capital	25,542,531	3,667,957
Retained earnings	37,468,382	31,059,450
Accumulated other comprehensive loss	1,298,015	(1,967,388)
Total equity of the Company’s shareholders	64,312,287	32,762,819
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$64,312,287	$32,762,819

E-Home Household Service Holdings Limited

Consolidated Statements of Operations and Other Comprehensive Income

For the Years Ended June 30, 2021, 2020 and 2019

	For the Years Ended June 30,
	2021	2020	2019
Share of income of subsidiaries and VIEs	$10,989,394	$5,649,451	$10,233,775
Loss of the parent company	(4,580,462)	-	-

Net income	$6,408,932	$5,649,451	$10,233,775
Other comprehensive income (loss):		-	-
Foreign currency translation adjustment, net of nil tax	$3,265,403	$(837,040)	$(729,348)

Total comprehensive income	$9,674,335	$4,812,411	$9,504,427

(a) Basis of Presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Share of profit in subsidiaries and VIEs” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b) Shareholders’ Equity

On September 24, 2018, the Company issued 50,000 ordinary shares with par value of $1 to its shareholders.

On May 23, 2019, the Company subdivided its 50,000 ordinary shares into 500,000,000 ordinary shares. The authorized ordinary shares became 500,000,000 shares and the par value changed from US$1 to US$0.0001. On the same day, the Company cancelled 472,000,000 ordinary shares. As a result, the Company has 28,000,000 ordinary shares issued and outstanding.

On May 18, 2021, the Company completed the closing of its initial public offering of 5,575,556 ordinary shares at a public offering price of $4.50 per ordinary share, including 20,000 ordinary shares issued upon the partial exercise of the over-allotment option by Joseph Stone Capital, LLC, who acted as the representative of underwriters for the initial public offering. The total gross proceed from the initial public offering was approximately $25.1 million before underwriting commissions and offering expenses. The total net proceed from the initial public offering was $21,661,293 (ordinary shares of $558 and additional paid-in capital of $21,660,735) after deducting the financing expenses directly related to the initial public offering.

On June 21, 2021, the Company granted 6,000 ordinary shares to three of its independent directors (2,000 shares for each director) as their compensations at a fair value of $213,840 (ordinary shares of $1 and additional paid-in capital of $213,839).